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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

Form 13F File Number: 28-10098
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael Larson                 Kirkland, Washington    February 17, 2004
   -------------------------------    --------------------    -----------------
           [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                        --------------------

Form 13F Information Table Entry Total:             34
                                        --------------------

Form 13F Information Table Value Total:    $ 3,139,181
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------    -----------------            ---------------------------------

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                           FORM 13F INFORMATION TABLE
                             As of December 31, 2003

                                                                     AMOUNT AND TYPE OF
                                                                          SECURITY
                                                                     -------------------                         VOTING AUTHORITY
                                                             VALUE   SHARES/PRN           INVESTMENT   OTHER   -------------------
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (X1000)    AMOUNT     SH/PRN  DISCRETION  MANAGERS SOLE   SHARED  NONE
------------------------------  --------------   ---------  -------  ----------   ------  ----------  -------- ---- --------- ----
ABBOTT LABORATORIES              COM             002824100  132,763   2,849,000     SH      OTHER        1          2,849,000
BAXTER INTL INC                  COM             071813109   76,300   2,500,000     SH      OTHER        1          2,500,000
BP PLC                           SPONSORED ADR   055622104  138,180   2,800,000     SH      OTHER        1          2,800,000
CANADIAN NATIONAL RAILWAY CO     COM             136375102   37,968     600,000     SH      OTHER        1            600,000
CARDINAL HEALTH INC              COM             14149Y108   40,060     655,000     SH      OTHER        1            655,000
COCA COLA CO                     COM             191216100   10,150     200,000     SH      OTHER        1            200,000
COSTCO WHSLE CORP                COM             22160K105  143,143   3,850,000     SH      OTHER        1          3,850,000
COX COMMUNICATIONS INC           CL A COM        224044107  323,000   9,375,900     SH      OTHER        1          9,375,900
DISNEY WALT CO                   COM DISNEY      254687106    2,333     100,000     SH      OTHER        1            100,000
DUKE ENERGY CORP                 COM             264399106   30,675   1,500,000     SH      OTHER        1          1,500,000
EXPEDITORS INTL WASH INC         COM             302130109   18,792     499,000     SH      OTHER        1            499,000
EXTENDED STAY AMER INC           COM             30224P101    2,896     200,000     SH      OTHER        1            200,000
EXXON MOBIL CORP                 COM             30231G102   90,200   2,200,000     SH      OTHER        1          2,200,000
FOUR SEASONS HOTEL INC           LTD VTG SH      35100E104   78,745   1,539,500     SH      OTHER        1          1,539,500
GREATER CHINA FD INC             COM             39167B102    9,765     510,700     SH      OTHER        1            510,700
GRUPO TELEVISA SA                SP ADR REP ORD  40049J206   59,288   1,487,400     SH      OTHER        1          1,487,400
HOME DEPOT INC                   COM             437076102   21,294     600,000     SH      OTHER        1            600,000
JOHNSON & JOHNSON                COM             478160104   42,852     829,500     SH      OTHER        1            829,500
LILLY ELI & CO                   COM             532457108   60,976     867,000     SH      OTHER        1            867,000
MEDCO HEALTH SOLUTIONS INC       COM             58405U102   23,390     687,952     SH      OTHER        1            687,952
MERCK & CO INC                   COM             589331107  254,308   5,504,500     SH      OTHER        1          5,504,500
MORGAN STANLEY INDIA INVEST FD   COM             61745C105   14,372     541,321     SH      OTHER        1            541,321
PFIZER INC                       COM             717081103  166,005   4,698,700     SH      OTHER        1          4,698,700
REPUBLIC SVCS INC                COM             760759100   23,067     900,000     SH      OTHER        1            900,000
SPDR TR                          UNIT SER 1      78462F103  701,509   6,304,000     SH      OTHER        1          6,304,000
SAFFRON FD INC                   COM             78657R102    2,485     276,100     SH      OTHER        1            276,100
SCHERING PLOUGH CORP             COM             806605101  123,391   7,095,500     SH      OTHER        1          7,095,500
SCHOLASTIC CORP                  COM             807066105   34,040   1,000,000     SH      OTHER        1          1,000,000
SONY CORP                        ADR NEW         835699307   69,340   2,000,000     SH      OTHER        1          2,000,000
TENET HEALTHCARE CORP            COM             88033G100   79,687   4,964,900     SH      OTHER        1          4,964,900
UNIVISION COMMUNICATIONS INC     CL A            914906102    3,969     100,000     SH      OTHER        1            100,000
UNOCAL CORP                      COM             915289102   18,415     500,000     SH      OTHER        1            500,000
WASTE MGMT INC                   COM             94106L109  159,396   5,385,000     SH      OTHER        1          5,385,000
WYETH                            COM             983024100  146,427   3,449,400     SH      OTHER        1          3,449,400

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